Investment property - Summary of gain on investment properties (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about investment property [abstract]
Income from rental of investment property	S/ 39,491	S/ 48,839	S/ 32,878
Gain on valuation of investment property	5,438	54,493	47,765
(Loss) gain on sale of investment property		(7,164)	4,655
Total	S/ 44,929	S/ 96,168	S/ 85,298